EQUITY (Details Narrative) - USD ($)				1 Months Ended																					12 Months Ended
	Jul. 17, 2023	Jun. 09, 2021	Jul. 24, 2020	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Nov. 30, 2021	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, authorized				100,000,000																					100,000,000	100,000,000
Proceeds from issuance of common stock																									$ 1,748,258		$ 28,323,371
Stock issued during period value issued for services																									1,360,000
Restricted award shares													6,718
Restricted award, value													$ 118,000
Share based compensation																									1,360,000		2,950,070
Unrecognized compensation expense related to non-vested share options				$ 0																					0	0
Fair value of stock option vested																											200,000
Administrative expense																									$ 5,600,578	$ 6,149,981	11,638,691
2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period value issued for services																				$ 20,000
Service Compensation [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares issued for services									50,000
Stock issued during period value issued for services									$ 340,000
Restricted award shares									50,000
Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted award shares													20,154
Financial Intermediary Service Organization [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares issued for services															4,500
Stock issued during period value issued for services															$ 136,350
Investor [Member] | Public Stand by Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares as commitment fees								4,339
Number of ordinary share value as commitment fees	$ 1,000,000							$ 23,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares as commitment fees								43,394
Number of ordinary share value as commitment fees	$ 10,000,000							$ 230,000
Taoping New Media Co., Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Equity method investment, ownership percentage																		100.00%
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Subsidiary, Sale of Stock [Line Items]
Equity method investment, ownership percentage																100.00%										100.00%
Taoping New Media Co., Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share																		$ 52.7
Restricted award shares																		121,363
Business combination, consideration transferred		$ 5,436,456																$ 5,400,000
IASPEC Technology Co., Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share																$ 26.0
Restricted award shares																61,225
Business combination, consideration transferred																$ 1,800,000
Zhengjiang Taoping [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted award shares										6,718
Restricted award, value										$ 49,000
Direct Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																	120,000			50,000
Shares issued price per share																	$ 41.5			$ 67.0
Proceeds from issuance of common stock																	$ 4,700,000			$ 3,340,000
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				420,000	200,000	300,000	80,000														190,000	74,074
Shares issued price per share					$ 1.37		$ 4.626														$ 40.8	$ 27.0
Proceeds from issuance of common stock				$ 494,800	$ 274,000	$ 570,200	$ 370,080														$ 7,740,000	$ 1,990,000
Investor [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share				$ 1.24		$ 1.97																			$ 1.24
Investor [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share				$ 1.11		$ 1.84																			$ 1.11
Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares issued for services									50,000		2,000	2,000		1,000	4,500				1,500			700
Stock issued during period value issued for services									$ 340,000		$ 23,100	$ 23,100		$ 29,200	$ 136,350				$ 73,000			$ 21,840
Restricted award shares											2,000	2,000
Restricted award, value											$ 23,100	$ 23,100
Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares issued for services																				20,000
Stock issued during period value issued for services																				$ 2,792,000
Holder [Member]
Subsidiary, Sale of Stock [Line Items]
Debt conversion shares issued																		29,871
Number of ordinary shares value on convertible notes																		$ 766,000
convertible note interest rate																		50.00%
Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares issued for services														1,000
Stock issued during period value issued for services																											$ 29,200
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option granted																								5,737
Exercise price																								$ 26.4
Warrant, shares														191,500													191,500
Administrative expense																											$ 77,000
Consultants [Member] | Maximum [Member] | 2016 Equity Incentive Plan [Member] | February Two Thousand Twenty One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant, shares														100,000												1,500	100,000
Consultants [Member] | Maximum [Member] | 2016 Equity Incentive Plan [Member] | April Two Thousand Twenty One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant, shares														90,000													90,000
Directors Executive Offcers Employee [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares issued for services									200,000
Stock issued during period value issued for services									$ 1,360,000
Employees And Directors [Member] | 2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option granted			33,335
Fair value of stock option grant			300,000
Employees And Directors [Member] | 2016 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation																											$ 160,000	$ 140,000
Employee [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option granted																									0	0	0
Stock options exercised																									0	0	0
Non-employees [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price																										$ 26.4
Remaining contractual term																										7 months 6 days
Convertible Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Debt conversion shares issued																							29,932
Number of ordinary shares value on convertible notes																					$ 800,000